CONSOLIDATED STATEMENT OF INCOME (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Natural Gas Pipelines	4,913	4,497	4,264
Liquids Pipelines	1,547	1,124	1,039
Energy	3,725	3,176	2,704
Total Revenues	10,185	8,797	8,007
Income from Equity Investments (Note 8)	522	597	257
Operating and Other Expenses
Plant operating costs and other	2,973	2,674	2,577
Commodity purchases resold	1,836	1,317	1,049
Property taxes	473	445	434
Depreciation and amortization	1,611	1,485	1,375
Total Operating and Other Expenses	6,893	5,921	5,435
Gain on Sale of Assets (Note 25)	117	0	0
Financial Charges/(Income)
Interest expense (Note 15)	1,198	985	976
Interest income and other	(91)	(34)	(85)
Total Financial Charges/(Income)	1,107	951	891
Income before Income Taxes	2,824	2,522	1,938
Income Tax Expense (Note 16)
Current	145	43	181
Deferred	686	568	285
Total Income Tax Expense/(Recovery)	831	611	466
Net Income	1,993	1,911	1,472
Net Income Attributable to Non-Controlling Interests (Note 18)	153	125	118
Net Income Attributable to Controlling Interests	1,840	1,786	1,354
Preferred Share Dividends (Note 20)	97	74	55
Net Income Attributable to Common Shares	1,743	1,712	1,299
Net Income per Common Share (Note 19)
Basic and Diluted (in dollars per share)	2.46	2.42	1.84
Dividends Declared per Common Share (in dollars per share)	1.92	1.84	1.76
Weighted Average Number of Common Shares
Basic (in shares)	708	707	705
Diluted (in shares)	710	708	706